Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 43,975	$ 11,796
Accounts Receivable	24,980	17,717
Taxes Receivable	6,429	0
Short-Term Derivative Instruments	12,005	10,404
Assets Held For Sale	2,279	24,808
Inventory, Prepaid Expenses and Other	1,316	1,191
Total Current Assets	90,984	65,916
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	485,448	349,938
Unevaluated Oil and Gas Properties	161,618	123,241
Other Property and Equipment	50,073	43,542
Wells and Facilities in Progress	96,798	66,548
Pipelines	6,116	4,408
Total Property and Equipment	800,053	587,677
Less: Accumulated Depreciation, Depletion and Amortization	(146,038)	(107,433)
Net Property and Equipment	654,015	480,244
Deferred Financing Costs and Other Assets-Net	10,029	3,405
Equity Method Investments	16,978	41,683
Long-Term Deferred Tax Asset	0	1,727
Long-Term Derivative Instruments	704	8,576
Total Assets	772,710	601,551
Current Liabilities
Accounts Payable	31,134	41,558
Accrued Expenses	22,421	15,682
Short-Term Derivative Instruments	1,389	2,363
Current Deferred Tax Liability	539	2,141
Liabilities Related to Assets Held for Sale	52	1,622
Total Current Liabilities	55,535	63,366
8.875% Senior Notes Due 2020	250,000	0
Discount on Senior Notes	(1,742)	0
Senior Secured Line of Credit and Long-Term Debt	991	225,138
Long-Term Derivative Instruments	1,510	1,275
Long-Term Deferred Tax Liability	23,625	84
Other Deposits and Liabilities	5,675	744
Future Abandonment Cost	24,822	18,670
Total Liabilities	360,416	309,277
Commitments and Contingencies (See Note 9)
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012 and 44,859,220 shares issued and outstanding on December 31, 2011	52	44
Additional Paid-In Capital	451,062	376,843
Accumulated Deficit	(39,595)	(84,888)
Rex Energy Stockholders' Equity	411,519	291,999
Noncontrolling Interests	775	275
Total Stockholders' Equity	412,294	292,274
Total Liabilities and Stockholders' Equity	$ 772,710	$ 601,551